3. MATERIAL ACCOUNTING POLICY INFORMATION: e) Exploration and evaluation assets and expenditures (Policies)	12 Months Ended
Dec. 31, 2023
Policies
e) Exploration and evaluation assets and expenditures

e)Exploration and evaluation assets and expenditures

Exploration and evaluation expenditures include the costs of acquiring licenses, costs associated with exploration and evaluation activity, and the fair value (at acquisition date) of exploration and evaluation assets acquired in a business combination. Exploration and evaluation expenditures are expensed as incurred except for expenditures associated with the acquisition of exploration and evaluation assets through a business combination or asset acquisition which are recognized as assets. Costs incurred before the Company has obtained the legal rights to explore an area are recognized in the consolidated statement of comprehensive loss.

Capitalized costs, including general and administrative costs, are only allocated to the extent that these costs can be related directly to operational activities in the relevant area of interest where they are considered likely to be recoverable by future exploitation or sale or where the activities have not reached a stage which permits a reasonable assessment of the existence of reserves.

Exploration and evaluation assets are assessed for impairment if (i) sufficient data exists to determine technical feasibility and commercial viability, and (ii) facts and circumstances suggest that the carrying amount exceeds the recoverable amount.

Once the technical feasibility and commercial viability of the extraction of mineral resources in an area of interest are demonstrable, exploration and evaluation assets attributable to that area are first tested for impairment and then reclassified to mining property and development assets within property, plant and equipment.

Recoverability of the carrying amount of the exploration and evaluation assets is dependent on successful development and commercial exploitation, or alternatively, sale of the respective areas of interest.